Operating Leases - Additional Information (Details) - item			12 Months Ended
	Feb. 23, 2022	Feb. 11, 2022	Dec. 31, 2021	Aug. 31, 2011	Mar. 31, 2011
Fortaleza Knutsen
Operating Leases
Current bareboat charter expiration year			2023
Recife Knutsen
Operating Leases
Current bareboat charter expiration year			2023
Bodil Knutsen [Member]
Operating Leases
Option to extend term			one-year
Number of options to extend one year periods			2
Current time charter expiration year			2022
Windsor Knutsen [Member]
Operating Leases
Current bareboat charter expiration year			2022
Option to extend term			one-year
Number of options to extend one year periods			2
Current time charter expiration year			2024
Carmen Knutsen [Member]
Operating Leases
Current time charter expiration year			2023
Time charter expiration year under options to extend			2026
Hilda Knutsen
Operating Leases
Current time charter expiration year			2022
Time charter expiration year under options to extend			2025
Torill Knutsen [Member]
Operating Leases
Fixed term of contract			3 years
Current time charter expiration year			2022
Time charter expiration year under options to extend			2024
Dan Cisne [Member]
Operating Leases
Current bareboat charter expiration year			2023
Dan Sabia [Member]
Operating Leases
Current bareboat charter expiration year			2024
Ingrid Knutsen [Member]
Operating Leases
Current time charter expiration year			2024
Time charter expiration year under options to extend			2029
Raquel Knutsen [Member]
Operating Leases
Current time charter expiration year			2025
Time charter expiration year under options to extend			2030
Tordis Knutsen [Member]
Operating Leases
Current time charter expiration year			2022
Extension period for new time charter contract			1 month
Time charter expiration year under options to extend			2023
Vigdis Knutsen [Member]
Operating Leases
Fixed term of contract			3 years
Current time charter expiration year			2022
Time charter expiration year under options to extend			2023
Lena Knutsen [Member]
Operating Leases
Fixed term of contract			3 years
Current time charter expiration year			2022
Time charter expiration year under options to extend			2023
Brasil Knutsen [Member]
Operating Leases
Current time charter expiration year			2022
Time charter expiration year under options to extend			2028
Tove Knutsen [Member]
Operating Leases
Current time charter expiration year			2027
Time charter expiration year under options to extend			2040
Fortaleza Knutsen
Operating Leases
Fixed term of contract					12 years
Recife Knutsen
Operating Leases
Fixed term of contract				12 years
Minimum | Bodil Knutsen [Member] | Vessel
Operating Leases
Fixed term of contract			1 year
Minimum | Windsor Knutsen [Member] | Vessel
Operating Leases
Fixed term of contract			1 year
Maximum | Bodil Knutsen [Member] | Vessel
Operating Leases
Fixed term of contract			2 years
Maximum | Windsor Knutsen [Member] | Vessel
Operating Leases
Fixed term of contract			2 years
Subsequent Event [Member] | Tordis Knutsen [Member]
Operating Leases
Extension period for new time charter contract	1 month
Subsequent Event [Member] | Anna Knutsen [Member]
Operating Leases
Option to extend term		one-year
Subsequent Event [Member] | Minimum | Anna Knutsen [Member]
Operating Leases
Fixed term of contract		1 year
Option to extend term		one-year
Number of options to extend one year periods		4
Subsequent Event [Member] | Maximum | Anna Knutsen [Member]
Operating Leases
Fixed term of contract		2 years
Option to extend term		one-year
Number of options to extend one year periods		3